Annual Total Returns (Class Z Shares, (Columbia Overseas Value Fund - Z), (Columbia Overseas Value Fund))	0 Months Ended
Jul. 01, 2012
Class Z Shares | (Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund)
Bar Chart Table:
Annual Return 2009	33.73%
Annual Return 2010	4.64%
Annual Return 2011	(10.38%)